Service and Premier Shares [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Service and Premier Shares [Member] | Treasury Instruments Portfolio | Premier Shares
Prospectus [Line Items]
Annual Return [Percent]	4.21%